Significant Accounting Policies (Details 5)				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2013 Online Game Product Development Costs KRW	Dec. 31, 2012 Online Game Product Development Costs KRW	Dec. 31, 2011 Online Game Product Development Costs KRW	Dec. 31, 2013 Internal Use Software And Website KRW	Dec. 31, 2012 Internal Use Software And Website KRW
Intangible assets
Capitalized software development costs	$ 11,885,000	12,543,000,000	17,387,000,000	12,542,000,000	17,170,000,000		90,000,000	217,000,000
Amortization expense for the period				4,613,000,000	3,852,000,000	25,000,000
Impairment losses				534,000,000			245,000,000